The George
Putnam Fund
of Boston

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* For the 12 months ended January 31, 1997, The George Putnam Fund of Boston's class A shares were ranked 58 out of 281 balanced funds for total return performance, placing them in the top 21% of the category, according to Lipper Analytical Services. Over the same period, the fund's class M and class B shares were ranked 73 and 85, respectively, out of 281 funds, placing the share classes within the top 26% and 31%, respectively, of balanced funds tracked.*

* "George Putnam Fund of Boston's managers have upgraded an old classic. Since managers Ken Taubes and Ed Bousa took over the fund in 1993 (Rosemary Thomsen joined them in 1995), they have turned it from solid to sparkling."

                                               -- Morningstar, October 25, 1996

CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

33 Financial statements

*Lipper rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. For periods ended 1/31/97, the fund's class A shares were ranked 11 out of 76 funds for 5-year performance and 8 out of 36 funds for 10-year performance. The fund's class B shares were ranked 24 out of 166 funds for 3-year performance and were not ranked over periods exceeding 3 years. The fund's class M shares were not ranked over periods exceeding 1 year. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

I am pleased to note that during the first half of fiscal 1997 The George Putnam Fund of Boston continued its tradition of delivering positive performance from a portfolio of stocks and bonds. In fact, your fund outperformed most of its peers by a comfortable margin during the period, as reflected in the Lipper numbers on the facing page.

In my opinion, full credit for these results should go to your fund's long-standing strategy of seeking out undervalued stocks of companies undergoing positive changes. Careful selection of high-yield bonds and timely adjustments to the average duration of the portfolio's fixed-income securities also made significant contributions to the fund's performance during the period.

Robert M. Paine joined your fund's management team during the fiscal period. A member of Putnam's High Yield Bond Group since 1989, Bob has eight years of investment experience. In the following report, the fund's managers discuss first-half performance and prospects for the second half.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
March 19, 1997



Report from the Fund Managers
Edward P. Bousa, lead manager
Kenneth J. Taubes
Robert M. Paine
Rosemary H. Thomsen

The George Putnam Fund of Boston deftly stayed its course in the often tumultuous scene that epitomized stock and bond markets over the six months ended January 31, 1997. With the discipline and quiet persistence that have become its trademark, your fund relied on its basic value equity investing strategy -- emphasizing undervalued companies undergoing internal changes ahead of their respective industries throughout the period -- to generate solid performance. Additionally, we believe astute selection on the fixed-income side of the portfolio provided shareholders with appreciation potential as well as an attractive level of current income.

For the semiannual period, the fund's class A shares had a total return of 15.21% at net asset value and 8.55% at public offering price. This is substantially ahead of the average 14.20% return for the balanced funds tracked by Lipper Analytical Services for the period. For performance of other share classes over longer periods of time and against the fund's benchmark indexes, please turn to page 9.

* FUND BENEFITS AS MARKET FAVORS LARGE-CAP VALUE STOCKS

As the stock market has reached one record high after another, investors' preference for large-capitalization stocks has increased. Large-capitalization stocks, with their relative earnings stability and greater liquidity, benefited from global expansion opportunities.

For example, IBM, one of your fund's key holdings, had been shunned for some time in the belief that demand for mainframe computers had leveled off. The company's earnings were expected to suffer now that its focus has lessened in mainframes. As it turned out, the company's performance was better than expected and IBM roared back to life to such an extent that The Wall Street Journal called the stock a "panic buy."* During the period, the fund benefited from its IBM position as well as its holdings in other strong technology companies such as Texas Instruments, Hewlett Packard, and Motorola. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* ENERGY AND FINANCE SECTORS CONTRIBUTE TO PERFORMANCE AS UTILITIES FALTER

Energy and oil companies benefited from the continued strength of crude oil prices and the improved efficiencies many were able to achieve from restructurings. We found attractive value in foreign-based global energy companies such as Total and Elf Aquitane. On the other hand, the fund generally did not participate in the strong price appreciation of service-oriented energy companies because we considered many of these firms overvalued.

*The Wall Street Journal, November 22, 1996

TOP 10 EQUITY HOLDINGS (1/31/97)+

Exxon Corp.
Oil and gas

Mobil Corp.
Oil and gas

J.P. Morgan & Co., Inc.
Insurance and finance

Weyerhaeuser Co.
Paper and forest products

Minnesota Mining & Manufacturing
Basic industrial products

Amoco Corp.
Oil and gas

General Motors Corp.
Automotive

TRW, Inc.
Conglomerates

Kimberly-Clark Corp.
Consumer nondurables

Banc One Corp.
Insurance and finance

+ Top 10 holdings represent 10.7% of the fund's net assets. Portfolio holdings will vary over time.

Financial sector stocks have enjoyed a prosperous year, riding on the momentum of a relatively stable interest-rate environment and heightened financial activity. The fund particularly benefited from its exposure to banking stocks as industry consolidation and profits from traditional and nontraditional banking businesses boosted performance. The fund benefited from its interest in regional banks such as NationsBank, Banc One and PNC Bank Corp. Considering regional banks to have lower inherent risk than money-center banks, we structured our allocation accordingly, and thus the fund did not fully participate in the growth of money-center banks over this period.

Unfortunately, positive trends were few and far between in the utility sector. The market questioned the ability of many electric utilities to compete in a newly deregulated marketplace. Additionally, although passage of the Telecommunications Act of 1996 opened the door for increased competition, few companies have yet been successful in taking advantage of the expanded opportunities. In fact, stocks of the regional Bell operating companies suffered as many companies stumbled in their first efforts to break into the long-distance area of the market. Although the fund's utility position has not been able to contribute to performance over this period, we believe that this sector retains its potential for growth and that the companies we've selected have the ability to meet the challenge of regulatory changes and broader competition successfully.

* FIXED INCOME BECOMES IMPORTANT CONTRIBUTOR

Signs of increased economic activity and the inflationary expectations they spawned dampened bond performance for much of calendar 1996. More recently, however, U.S. fixed-income markets were buoyed by benign hourly-wage reports, indicating that the economy's steady growth and the tight labor market did not necessarily portend an increase in inflation. Consequently, as of this writing, bond prices are generally higher -- and their yields generally lower -- than we saw at this time last year. The fund took advantage of this positive trend by extending the duration of the portfolio's fixed-income portion. Duration, measured in years, indicates a portfolio's potential sensitivity to interest-rate changes. A longer duration can mean a more volatile net asset value if rates change but also one more likely to appreciate if rates decline.

[GRAPHIC OMIITED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                                                   7/31/96    1/31/97

Common stocks                                       59.1%     62.9%

US government and agency securities                 20.5%     14.2%

Corporate bonds and notes                            9.9%     12.8%

Foreign government bond and notes                    2.6%      2.4%

Collateralized mortgage obligations                  1.9%      1.3%

Convertible bonds and notes                          1.1%      0.3%

Convertible preferred stocks                         0.7%      0.5%

Footnote reads:
* Based on percentage of net assets. Balance of portfolio on dates listed was invested in cash and short-term securities. Portfolio allocations will vary over time.

Given the market uncertainties throughout the semiannual period, our fixed-income asset allocation decisions represent the key to the fund's successful performance. The high-yield bond sector, benefiting from strong technical factors and improving credit quality, propelled the market, and our emphasis on this sector served the fund well. Although they were a relatively small part of the portfolio, emerging market bonds were also a positive force. Additionally, in the investment-grade area, mortgage-backed securities also performed well for the fund.

* GLOBALIZATION: A KEY ONGOING THEME

We believe our focus on globalization as an important theme in our investment decisions has helped the fund greatly. Historically, it's been proved that geographic expansion is the most cost-effective route toward meaningful corporate growth because the development of additional distribution channels is not as demanding as the development of new products or technologies.

This explains why so many major U.S. companies are taking advantage of the opportunity to be pioneers in newer markets in Eastern Europe, Asia, and Latin America. Some of the more attractive companies participating in this trend include Colgate-Palmolive, Eastman Kodak, and 3M -- all fund holdings -- as well as some of the largest energy companies and pharmaceutical firms.

* FUND'S STRATEGY MAY PROVIDE GREATER RELATIVE STABILITY IN UNCERTAIN MARKETS

No one can say with any certainty what lies ahead in some of these heady markets. As far as the fund is concerned, on the equity side, we will continue to focus on undervalued companies that are committed to improving productivity and products faster than their competition. On the bond side, our outlook is somewhat mixed, as we believe the Federal Reserve Board may still be inclined to raise interest rates at the slightest hint of wage pressure in the economy. As a result, we are proceeding somewhat defensively.

Since income will always make up a significant portion of your fund's total return, any shift in stock market direction is likely to have less impact on performance of this fund than it would on a pure stock fund. Because your fund generally buys stocks with dividend yields higher than the market average and maintains a sizable fixed-income component (typically 35%), you may be better prepared to ride out any future market downturns than more aggressive equity investors.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. The George Putnam Fund of Boston is designed for investors seeking capital appreciation and current income.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 1/31/97

                            Class A         Class B         Class M
Inception                  (11/5/37)       (4/27/92)       (12/1/94)
                          NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                15.21%   8.55%  14.69%   9.69%  14.87%  10.85%
------------------------------------------------------------------------------
1 year                  17.39   10.66   16.49   11.49   16.77   12.68
------------------------------------------------------------------------------
5 years                 88.03   77.19      --      --      --      --
Annual average          13.46   12.12      --      --      --      --
------------------------------------------------------------------------------
10 years               197.32  180.17      --      --      --      --
Annual average          11.51   10.85      --      --      --      --
------------------------------------------------------------------------------
Life of class              --      --   77.43   75.43   55.55   50.14
Annual average             --      --   12.77   12.51   22.58    20.6
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/97
                                           Lehman Bros.
                             S&P 500        Govt./Corp.      Consumer
                              Index         Bond Index     Price Index
------------------------------------------------------------------------------
6 months                       24.13%          4.75%          1.34%
------------------------------------------------------------------------------
1 year                         26.33           2.39           3.04
------------------------------------------------------------------------------
5 years                       119.41          43.73          15.21
Annual average                 17.01           7.52           2.87
------------------------------------------------------------------------------
10 years                      287.63         120.81          43.08
Annual average                 14.51           8.24           3.65
------------------------------------------------------------------------------
Life of class B               114.57          42.90          14.05
Annual average                 17.41           7.80           2.79
------------------------------------------------------------------------------
Life of class M                82.31          23.66           6.28
Annual average                 31.86          10.28           2.85
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/97

                                  Class A         Class B        Class M
------------------------------------------------------------------------------
Distributions: (Number)                2               2              2
------------------------------------------------------------------------------
Income                            $0.377          $0.320         $0.345
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                         $0.680          $0.680         $0.680
------------------------------------------------------------------------------
Short-term                         0.229           0.229          0.229
------------------------------------------------------------------------------
Total                             $1.286          $1.229         $1.254
------------------------------------------------------------------------------
Share value:                 NAV        POP       NAV       NAV       POP
------------------------------------------------------------------------------
7/31/96                   $15.82     $16.79    $15.74    $15.74    $16.31
------------------------------------------------------------------------------
1/31/97                   $16.88     $17.91    $16.77    $16.77    $17.38
------------------------------------------------------------------------------
Current return:              NAV        POP       NAV       NAV       POP
------------------------------------------------------------------------------
End of period
------------------------------------------------------------------------------
Current dividend rate1      3.41%      3.22%     2.75%     3.04%     2.94%
------------------------------------------------------------------------------
Current 30-day SEC yield2   3.24%      3.05%     2.48%     2.72%     2.63%
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                               Class A         Class B         Class M
Inception                     (11/5/37)       (4/27/92)       (12/1/94)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     9.71%   3.44%   9.32%   4.32%   9.42%   5.61%
------------------------------------------------------------------------------
1 year                      16.25    9.54   15.42   10.42   15.63   11.58
------------------------------------------------------------------------------
5 years                     80.41   70.02      --      --      --      --
Annual average              12.53    11.2      --      --      --      --
------------------------------------------------------------------------------
10 years                   215.46  197.42      --      --      --      --
Annual average              12.18   11.52      --      --      --      --
------------------------------------------------------------------------------
Life of class                  --      --   72.56   70.56   51.19   45.93
Annual average                 --      --   12.36   12.08   21.87   19.82
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.



COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*The indexes assume reinvestment of all distributions and do not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest in an index.



Portfolio of investments owned
January 31, 1997 (Unaudited)


COMMON STOCKS (62.9%) *
NUMBER OF SHARES                                                                                    VALUE

Aerospace and Defense (0.5%)
---------------------------------------------------------------------------------------------------------
       167,000   Lockheed Martin Corp.                                                     $   15,364,000

Agriculture (--%)
---------------------------------------------------------------------------------------------------------
        22,025   PSF Holdings LLC Class A                                                         550,625

Automotive (2.3%)
---------------------------------------------------------------------------------------------------------
        18,200   Bayerische Motoren Werke (BMW) AG (Germany)                                   11,646,312
       202,000   Chrysler Corp.                                                                 7,044,750
       636,000   Ford Motor Co.                                                                20,431,500
       511,000   General Motors Corp.                                                          30,149,000
                                                                                           --------------
                                                                                               69,271,562

Basic Industrial Products (2.3%)
---------------------------------------------------------------------------------------------------------
       324,000   Cooper Industries, Inc.                                                       13,972,500
       330,000   Deere (John) & Co.                                                            14,107,500
       371,000   Minnesota Mining & Manufacturing Co.                                          31,627,750
       433,000   New Holland N.V. (Netherlands)                                                 9,526,000
                                                                                           --------------
                                                                                               69,233,750

Broadcasting (0.2%)
---------------------------------------------------------------------------------------------------------
       317,700   Cox Communications, Inc. Class A +                                             6,949,688

Building and Construction (--%)
---------------------------------------------------------------------------------------------------------
         1,600   Terex Corp. Rights expiration date 5/15/00                                         4,800

Business Equipment and Services (2.0%)
---------------------------------------------------------------------------------------------------------
       376,000   Deluxe Corp.                                                                  11,562,000
       253,000   Hewlett-Packard Co.                                                           13,314,125
       197,000   Ikon Office Solutions, Inc.                                                    8,692,625
       459,400   Xerox Corp.                                                                   26,932,325
                                                                                           --------------
                                                                                               60,501,075

Chemicals (3.4%)
---------------------------------------------------------------------------------------------------------
       399,300   Bayer AG ADR (Germany)                                                        15,165,517
       138,000   Dow Chemical Co.                                                              10,643,250
       197,000   du Pont (E.I.) de Nemours & Co., Ltd.                                         21,596,125
       334,000   Eastman Chemical Co.                                                          18,244,750
       233,000   Imperial Chemical Industries PLC ADR (United Kingdom)                         11,446,125
       349,000   PPG Industries, Inc.                                                          18,671,500
       237,000   Witco Chemical Corp.                                                           7,050,750
                                                                                           --------------
                                                                                              102,818,017

Computer Services and Software (1.3%)
---------------------------------------------------------------------------------------------------------
       165,000   IBM Corp.                                                                     25,946,250
       321,000   NCR Corp. +                                                                   12,157,875
                                                                                           --------------
                                                                                               38,104,125

Conglomerates (2.5%)
---------------------------------------------------------------------------------------------------------
       244,000   General Motors Corp. Class H                                                  14,884,000
       210,000   ITT Industries, Inc. +                                                         5,302,500
       281,000   Temple Inland, Inc.                                                           15,525,250
       564,000   TRW, Inc.                                                                     28,623,000
       156,000   United Technologies Corp.                                                     10,881,000
                                                                                           --------------
                                                                                               75,215,750

Consumer Durable Goods (0.8%)
---------------------------------------------------------------------------------------------------------
       457,000   Whirlpool Corp.                                                               23,249,875

Consumer Non Durables (3.7%)
---------------------------------------------------------------------------------------------------------
       399,000   American Brands, Inc.                                                         20,349,000
       129,200   Avon Products, Inc.                                                            8,107,300
       140,000   Colgate-Palmolive Co.                                                         13,545,000
       293,000   Kimberly-Clark Corp.                                                          28,567,500
       221,000   Philip Morris Cos., Inc.                                                      26,271,375
       412,800   RJR Nabisco Holdings Corp.                                                    13,519,200
                                                                                           --------------
                                                                                              110,359,375

Electronics and Electrical Equipment (2.5%)
---------------------------------------------------------------------------------------------------------
       232,000   Eaton Corp.                                                                   16,240,000
       120,000   General Electric Co.                                                          12,360,000
       123,000   Motorola, Inc.                                                                 8,394,750
        54,500   Rockwell International Corp. +                                                 3,583,375
       209,000   Siemens AG (Germany)                                                          10,244,098
       296,000   Texas Instruments, Inc.                                                       23,199,000
                                                                                           --------------
                                                                                               74,021,223

Entertainment (0.3%)
---------------------------------------------------------------------------------------------------------
       164,000   ITT Corp. +                                                                    9,368,500

Environmental Control (0.3%)
---------------------------------------------------------------------------------------------------------
       230,000   WMX Technologies, Inc.                                                         8,423,750

Food and Beverages (2.8%)
---------------------------------------------------------------------------------------------------------
       393,000   Anheuser-Busch Cos., Inc.                                                     16,702,500
       248,000   Dole Food Co.                                                                  9,238,000
       325,500   Flowers Industries, Inc.                                                       6,957,563
       280,000   General Mills, Inc.                                                           18,970,000
       325,000   Sara Lee Corp.                                                                12,837,500
       791,000   Whitman Corp.                                                                 18,193,000
                                                                                           --------------
                                                                                               82,898,563

Insurance and Finance (10.6%)
---------------------------------------------------------------------------------------------------------
       446,000   American General Corp.                                                        17,784,250
       254,000   AON Corp.                                                                     16,414,750
       610,000   Banc One Corp.                                                                27,678,750
       325,000   Bank of New York Company, Inc.                                                11,903,125
       194,502   Bankers Trust New York Corp.                                                  16,532,670
       177,000   Beneficial Corp.                                                              11,903,250
        62,500   CIGNA Corp.                                                                    9,476,563
       467,000   Fleet Financial Group, Inc.                                                   25,218,000
       259,000   Great Western Financial Corp.                                                  8,190,875
       374,500   Keycorp                                                                       19,614,438
       316,000   Morgan (J.P.) & Co., Inc.                                                     32,548,000
       230,000   NationsBank Corp.                                                             24,840,000
       272,000   Norwest Corp.                                                                 12,954,000
       531,000   PNC Bank Corp.                                                                21,107,250
       232,000   Salomon, Inc.                                                                 12,818,000
       265,000   St. Paul Cos., Inc.                                                           16,562,500
       259,000   Synovus Financial Corp.                                                        8,385,125
       200,000   US Bancorp                                                                     9,112,500
       735,000   USF&G Corp.                                                                   15,526,875
                                                                                           --------------
                                                                                              318,570,921

Medical Supplies and Devices (0.8%)
---------------------------------------------------------------------------------------------------------
       502,400   Baxter International, Inc.                                                    23,173,200

Metals and Mining (0.4%)
---------------------------------------------------------------------------------------------------------
        55,800   Carpenter Technology Corp.                                                     2,008,800
       309,000   Freeport-McMoRan Copper & Gold Co., Inc. Class A                               8,458,875
                                                                                           --------------
                                                                                               10,467,675

Oil and Gas (6.4%)
---------------------------------------------------------------------------------------------------------
       354,000   Amoco Corp.                                                                   30,798,000
       435,300   Elf Aquitane ADR (France)                                                     21,112,050
       389,000   Exxon Corp.                                                                   40,310,125
       295,000   Mobil Corp.                                                                   38,718,750
       663,000   Occidental Petroleum Corp.                                                    16,906,500
       296,000   PanEnergy Corp.                                                               13,653,000
       537,000   Total Corp. ADR (France)                                                      23,158,125
       283,000   YPF S.A. ADR (Argentina)                                                       7,888,625
                                                                                           --------------
                                                                                              192,545,175

Packaging and Containers (0.5%)
---------------------------------------------------------------------------------------------------------
       242,700   Crown Cork & Seal Co., Inc.                                                   13,955,250

Paper and Forest Products (1.6%)
---------------------------------------------------------------------------------------------------------
       214,000   Chesapeake Corp.                                                               6,366,500
       215,000   Rayonier, Inc.                                                                 8,035,625
        98,500   Unisource Worldwide, Inc. +                                                    2,142,375
       709,000   Weyerhaeuser Co.                                                              32,259,500
                                                                                           --------------
                                                                                               48,804,000

Pharmaceuticals (2.6%)
---------------------------------------------------------------------------------------------------------
       208,000   American Home Products Corp.                                                  13,182,000
       140,000   Bristol-Myers Squibb Co.                                                      17,780,000
       701,270   Pharmacia & Upjohn, Inc.                                                      26,122,308
       270,200   Warner-Lambert Co.                                                            21,751,100
                                                                                           --------------
                                                                                               78,835,408

Photography (1.1%)
---------------------------------------------------------------------------------------------------------
       288,000   Eastman Kodak Co.                                                             24,984,000
       179,000   Polaroid Corp.                                                                 7,876,000
                                                                                           --------------
                                                                                               32,860,000

Real Estate Investment Trusts (REITs) (0.5%)
---------------------------------------------------------------------------------------------------------
       132,500   Duke Realty Investments, Inc.                                                  5,250,313
       166,700   Equity Residential Properties Trust                                            7,168,100
       167,000   LTC Properties, Inc.                                                           3,026,875
                                                                                           --------------
                                                                                               15,445,288

Retail (2.4%)
---------------------------------------------------------------------------------------------------------
       576,300   Dayton Hudson Corp.                                                           21,683,288
       647,000   K mart Corp.                                                                   7,197,875
       500,000   May Department Stores Co.                                                     22,250,000
       505,000   Rite Aid Corp.                                                                20,200,000
                                                                                           --------------
                                                                                               71,331,163

Telecommunications (0.6%)
---------------------------------------------------------------------------------------------------------
       481,100   MCI Communications Corp.                                                      16,898,638

Transportation (2.4%)
---------------------------------------------------------------------------------------------------------
       278,000   CSX Corp.                                                                     13,483,000
       292,000   Delta Air Lines, Inc.                                                         23,068,000
       200,000   Norfolk Southern Corp.                                                        17,725,000
       556,800   Ryder System, Inc.                                                            15,868,800
                                                                                           --------------
                                                                                               70,144,800

Utilities (8.1%)
---------------------------------------------------------------------------------------------------------
       354,000   Ameritech Corp. New                                                           21,151,500
        25,800   Baltimore Gas & Electric Co.                                                     709,500
       313,000   Bell Atlantic Corp.                                                           21,049,250
       401,000   BellSouth Corp.                                                               17,794,375
       134,400   Carolina Power & Light Co.                                                     5,056,800
       173,265   Cinergy Corp.                                                                  5,977,643
       248,000   GTE Corp.                                                                     11,656,000
       409,000   NYNEX Corp.                                                                   20,705,625
       218,000   OGE Energy Corp.                                                               9,292,250
       572,000   Pacific Enterprises                                                           17,231,500
       353,000   Pacific Telesis Group                                                         13,855,250
       592,000   PG&E Corp.                                                                    13,468,000
       301,600   Potomac Electric Power Co.                                                     7,464,600
       155,000   Public Service Co. of Colorado                                                 6,045,000
       406,000   SBC Communications, Inc.                                                      22,279,250
       468,300   Scana Corp.                                                                   12,234,338
       661,000   Sprint Corp.                                                                  26,935,750
       120,000   Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany) +                      6,632,099
        88,300   WICOR, Inc.                                                                    3,090,500
                                                                                           --------------
                                                                                              242,629,230
                                                                                           --------------
                 Total Common Stocks (cost $1,515,872,932)                                 $1,881,995,426

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.2%) *
PRINCIPAL AMOUNT                                                                                    VALUE

U.S. Government Agency Mortgage Pass-Through Certificates (6.8%)
---------------------------------------------------------------------------------------------------------
                 Federal National Mortgage Association
   $   257,482     11s, with due dates from October 1, 2015 to
                   March 1, 2016                                                            $     290,713
     2,912,961     8 3/4s, with due dates from May 1, 2009 to July 1, 2009                      3,068,135
    27,806,461     7s, with due dates from February 1, 2024 to
                   January 1, 2027                                                             27,215,597
     5,112,000     7s, TBA, February 16, 2027                                                   5,003,370
    10,962,302     6s, Dwarf, with due dates from January 1, 2009
                   to October 1, 2010                                                          10,551,224
    22,770,000     6s, Dwarf, TBA, February 16, 2012                                           21,916,125
     6,790,000     5.94s, December 12, 2005                                                     6,423,951
                 Government National Mortgage Association
         1,495     15s, September 15, 2011                                                          1,856
        49,327     7 1/2s, September 15, 2005                                                      50,110
    42,981,000     7 1/2s, TBA, February 16, 2027                                              43,074,699
    50,887,858     7s, with due dates from January 15, 2026 to
                   January 15, 2027                                                            49,822,279
     9,513,000     7s, TBA, February 16, 2027                                                   9,313,798
    14,188,566     6 1/2s, with due dates from November 15, 2025 to
                   May 15, 2026                                                                13,523,425
     5,145,912     6 1/2s, Midget, with due dates from February 1, 2009
                   to June 15, 2009                                                             5,079,949
     2,680,000     6 1/2s, TBA, February 16, 2027                                               2,560,238
     5,322,110     6s, Midget, with due dates from August 15, 2008 to
                   May 15, 2009                                                                 5,144,145
                                                                                           --------------
                                                                                              203,039,614

U.S. Treasury Obligations (7.4%)
---------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
    25,745,000     11 5/8s, November 15, 2004                                                  33,754,012
    10,620,000     10 3/4s, August 15, 2005                                                    13,530,517
    98,575,000     8 1/8s, August 15, 2019                                                    112,391,272
                 U.S. Treasury Notes
    23,580,000     11 7/8s, November 15, 2003 #                                                30,572,885
     1,475,000     11 1/8s, August 15, 2003                                                     1,842,600
    25,085,000     6 1/2s, October 15, 2006                                                    25,061,420
       960,000     6 1/2s, August 15, 2005                                                        960,902
     4,375,000     6 1/8s, December 31, 2001                                                    4,348,356
                                                                                           --------------
                                                                                              222,461,964
                                                                                           --------------
                 Total U.S. Government and Agency Obligations
                   (cost $431,504,273)                                                     $  425,501,578

CORPORATE BONDS AND NOTES (12.8%) *
PRINCIPAL AMOUNT                                                                                    VALUE

Advertising (--%)
---------------------------------------------------------------------------------------------------------
     $ 275,000   Adams Outdoor Advertising, L.P.  sr. notes 10 3/4s, 2006                   $     294,250
       195,000   Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                199,388
        45,000   Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                 45,900
       800,000   Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                              820,000
                                                                                           --------------
                                                                                                1,359,538

Aerospace and Defense (0.1%)
---------------------------------------------------------------------------------------------------------
       440,000   Alliant Techsystems, Inc. sr. sub. notes 11 3/4s, 2003                           492,800
       350,000   BE Aerospace sr. notes 9 3/4s, 2003                                              364,000
        70,000   Hawk Corp. 144A sr. notes 10 1/4s, 2003                                           71,225
       915,000   Howmet Corp. sr. sub. notes 10s, 2003                                            997,350
       105,000   Sequa Corp. bonds 8 3/4s, 2001                                                   105,000
       235,000   Sequa Corp. sr. notes 9 5/8s, 1999                                               242,050
       300,000   Wyman-Gordon Co. sr. notes 10 3/4s, 2003                                         318,000
                                                                                           --------------
                                                                                                2,590,425

Agriculture (--%)
---------------------------------------------------------------------------------------------------------
       525,000   AGCO Corp. sr. sub. notes 8 1/2s, 2006                                           530,250
       242,548   Premium Standard Farms, Inc. sr. secd. notes 11s, 2003                           256,495
                                                                                           --------------
                                                                                                  786,745

Automotive (0.1%)
---------------------------------------------------------------------------------------------------------
       486,000   Aftermarket Technology Corp. sr. sub. notes 12s, 2004                            543,105
        15,000   Aftermarket Technology Corp. sr. sub. notes, Ser. D 12s, 2004                     16,763
       300,000   APS Holding, Inc. company guaranty 11 7/8s, 2006                                 318,000
       180,000   CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                                     189,000
     1,130,000   Daimler-Benz AG med. term notes company guaranty
                   7 3/8s, 2006 (Germany)                                                       1,151,606
       625,000   Exide Corp. sr. notes 10s, 2005                                                  646,094
       240,000   Harvard Industries Inc. sr. notes 11 1/8s, 2005                                  182,400
       300,000   Key Plastics Corp. sr. notes 14s, 1999                                           319,500
       390,000   Lear Corp. sub. notes 9 1/2s, 2006                                               409,500
        40,000   Safelite Glass Corp. 144A sr. sub. notes 9 7/8s, 2006                             41,100
                                                                                           --------------
                                                                                                3,817,068

Banks (1.9%)
---------------------------------------------------------------------------------------------------------
     2,620,000   Abbey National PLC sub. notes 7.35s, 2049
                   (United Kingdom)                                                             2,634,174
     5,950,000   Advanta National Bank sr. notes 7.02s, 2001                                    5,945,121
     3,800,000   Bangkok Bank Public Co. 144A sub. notes
                   8 3/8s, 2027 (Thailand)                                                      3,800,000
     3,305,000   Bangkok Bank Public Co. 144A sub. notes
                   8 1/4s, 2016 (Thailand)                                                      3,329,821
       695,000   Chevy Chase Savings Bank Inc. sub. deb.
                   9 1/4s, 2005                                                                   715,850
     5,000,000   Citicorp sub. notes 7 1/8s, 2005                                               5,010,250
     3,225,000   Den Danske Bank 144A sub. notes
                   6.55s, 2003 (Denmark)                                                        3,138,602
     4,015,000   Firstar Capital Trust I 144A bonds 8.32s, 2026                                 4,085,985
     1,125,000   First National Bank of Omaha sub. notes 7.32s, 2010                            1,087,785
       350,000   First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                            358,750
       535,000   First Nationwide Holdings 144A sr. sub. notes
                   10 5/8s, 2003                                                                  580,475
     1,500,000   Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                             1,426,875
     1,090,000   NationsBank Corp. sub. notes 7 1/4s, 2025                                      1,040,939
       140,000   North Fork Bancorp, Inc. 144A bonds 8.7s, 2026                                   140,000
       155,000   Ocwen Federal Bank FSB sub. deb. 12s, 2005                                       170,500
        90,000   Ocwen Financial Corp. notes 11 7/8s, 2003                                         98,325
     3,965,000   Peoples Bank Bridgeport sub. notes 7.2s, 2006                                  3,854,020
       175,000   Peoples Heritage Capital Trust 144A company
                   guaranty 9.06s, 2027                                                           175,875
       335,000   Provident Capital Trust 144A jr. sub. notes 8.6s, 2026                           340,025
        90,000   Riggs Capital Trust 144A bonds 8 5/8s                                             90,000
     3,750,000   Riggs National Corp. sub. deb. 8 1/2s, 2006                                    3,937,500
     2,000,000   Society Bank & Trust notes 12 1/2s, 1999                                       2,275,600
     1,795,000   Sparbanken Sverige AB (Swedbank) 144A sub. deb.
                   7 1/2s, 2006 (Sweden)                                                        1,787,353
     2,400,000   State Development Bank of China deb. 7 3/8s, 2007 (China)                      2,402,160
     2,195,000   State Street Institution 144A company guaranty 7.94s, 2026                     2,179,635
       120,000   Webster Capital Trust I 144A bonds 9.36s, 2027                                   120,860
     5,090,000   Webster Financial Corp. sr. notes 8 3/4s, 2000                                 5,261,024
                                                                                           --------------
                                                                                               55,987,504

Basic Industrial Products (--%)
---------------------------------------------------------------------------------------------------------
        90,000   Astor Corp. 144A sr. sub. notes 10 1/2s, 2006                                     92,025
       350,000   Clark-Schwebel sr. notes 10 1/2s, 2006                                           369,250
       800,000   Inter-City Products sr. notes 9 3/4s, 2000                                       808,000
                                                                                           --------------
                                                                                                1,269,275

Broadcasting (0.2%)
---------------------------------------------------------------------------------------------------------
        10,000   Allbritton Communications Co. sr. sub. deb. 11 1/2s, 2004                         10,625
       440,000   Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                              448,800
       800,000   Chancellor Radio Broadcasting sr. sub. notes 9 3/8s, 2004                        806,000
       600,000   Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                             633,000
       350,000   Echostar Communications Corp. sr. disc. notes
                   stepped-coupon zero % (12 7/8s, 6/1/99), 2004 ++                               289,625
        45,000   Gray Communications Systems, Inc. sr. sub. notes
                   10 5/8s, 2006                                                                   47,925
       115,000   Heritage Media Corp. sr. sub. notes 8 3/4s, 2006                                 109,825
       100,000   Jacor Communications Co. company guaranty
                   9 3/4s, 2006                                                                   103,000
       815,000   Jacor Communications, Inc. sr. sub. notes 10 1/8s, 2006                          851,675
       124,000   New City Broadcasting Corp. sr. sub. notes 11 3/8s, 2003                         137,330
       165,000   Park Broadcasting, Inc. sr. notes Ser. B, 11 3/4s, 2004                          199,650
       200,000   Pegasus Media & Communications notes
                   Ser. B, 12 1/2s, 2005                                                          220,000
        60,000   SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                       63,600
       425,000   Sinclair Broadcasting Group sr. sub. notes 10s, 2005                             435,625
       550,000   Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                               554,125
                                                                                           --------------
                                                                                                4,910,805

Building and Construction (0.2%)
---------------------------------------------------------------------------------------------------------
       175,000   Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006                          179,813
        60,000   Building Materials Corp. 144A sr. notes 8 5/8s, 2006                              60,000
       285,000   Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                     325,969
        90,000   Clark Material Handling Co. 144A sr. notes 10 3/4s, 2006                          93,825
       140,000   Congoleum Corp. sr. notes 9s, 2001                                               138,600
       285,000   Continental Homes Holding Corp. sr. notes 10s, 2006                              294,263
       510,000   Ispat Mexicana 144A deb. 10 3/8s, 2001 (Mexico)                                  524,025
       475,000   Schuller International Corp. sr. notes 10 7/8s, 2004                             524,875
       820,000   Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000                                844,600
       475,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                      524,875
       795,000   Triangle Pacific Corp. sr. notes 10 1/2s, 2003                                   852,638
        90,000   Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                   91,013
                                                                                           --------------
                                                                                                4,454,496

Business Equipment and Services (0.1%)
---------------------------------------------------------------------------------------------------------
       115,000   Aramark Corp. sub. notes 8 1/2s, 2003                                            117,588
       470,000   Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                      479,400
       150,000   Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                               157,500
        60,000   Iron Mountain, Inc. company guaranty 10 1/8s, 2006                                63,600
        45,000   Loomis Fargo & Co. 144A sr. sub. notes 10s, 2004                                  45,900
       930,000   Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                1,020,675
       600,000   United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                       666,000
                                                                                           --------------
                                                                                                2,550,663

Cable Television (0.5%)
---------------------------------------------------------------------------------------------------------
       750,000   Adelphia Communications Corp. sr. notes 12 1/2s, 2002                            768,750
       155,000   Adelphia Communications Corp. notes Ser. B, 9 7/8s, 2005                         145,700
       155,000   Century Communications Corp. sr. notes 9 1/2s, 2005                              158,488
       235,000   Comcast Corp. sr. sub. notes 9 1/2s, 2008                                        240,875
     4,825,000   Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                            5,473,673
       565,000   Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                            398,325
       275,000   Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 9/30/99), 2004
                   (United Kingdom) ++                                                            222,750
       450,000   Heartland Wireless Communications, Inc. 144A sr. notes
                   14s, 2004                                                                      472,500
     1,505,000   International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. B, zero % (11 1/2s, 2/1/01), 2006 ++                                    1,008,350
       400,000   Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                               432,000
       575,000   Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                    600,875
       500,000   Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                        530,000
       500,000   Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                              480,000
       125,000   Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                   133,750
     1,250,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes
                   stepped-coupon zero % (13 1/2s, 8/1/99), 2004 ++                             1,031,250
       150,000   Rogers Cablesystems Ltd. deb. 10 1/8s, 2012 (Canada)                             156,000
        50,000   Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                 53,750
       625,000   Rogers Cablesystems Ltd. sr. notes
                   Ser. B, 10s, 2005 (Canada)                                                     659,375
     1,055,000   Telewest Communications PLC deb. stepped-coupon
                   zero % (11s, 10/1/00), 2007 (United Kingdom) ++                                722,675
        95,000   TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                              96,069
       585,000   Videotron Holdings. sr. disc. notes stepped-coupon
                   zero % (11s, 8/15/00), 2005 (United Kingdom) ++                                462,150
       175,000   Wireless One, Inc. sr. notes 13s, 2003                                           172,813
                                                                                           --------------
                                                                                               14,420,118

Chemicals (0.4%)
---------------------------------------------------------------------------------------------------------
       750,000   Arcadian Partner sr. notes 10 3/4s, 2005                                         819,375
        80,000   Freedom Chemicals, Inc. 144A sr. sub. notes 10 5/8s, 2006                         84,600
       445,000   Great Lakes Carbon Corp. sr. notes 10s, 2006                                     471,700
       810,000   Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                               844,425
       550,000   IMC Fertilizer Group, Inc. deb. 9.45s, 2011                                      649,000
     1,640,000   Lyondell Petrochemical Co. notes 9 1/8s, 2002                                  1,777,793
     3,380,000   Millennium America Inc. company guaranty 7 5/8s, 2026                          3,250,647
       250,000   NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                       216,250
     1,610,000   Sociedad Quimica Y Minera de Chile S.A. 144A
                   bonds 7.7s, 2006 (Chile)                                                     1,642,200
       525,000   Sterling Chemicals Holdings sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 8/15/01), 2008 ++                              317,625
       700,000   Union Carbide Global Enterprises sr. sub. Ser. B, 12s, 2005                      801,500
                                                                                           --------------
                                                                                               10,875,115

Computer Services and Software (--%)
---------------------------------------------------------------------------------------------------------
       225,000   Computervision Corp. sr. sub. notes 11 3/8s, 1999                                232,875
       265,000   Unisys Corp. sr. notes 11 3/4s, 2004                                             285,538
                                                                                           --------------
                                                                                                  518,413

Conglomerates (--%)
---------------------------------------------------------------------------------------------------------
       375,000   ADT Ltd. sr. sub. notes 9 1/4s, 2003                                             395,625
       465,000   MacAndrews & Forbes Holdings, Inc. sub. deb. notes
                   13s, 1999                                                                      465,000
                                                                                           --------------
                                                                                                  860,625

Consumer Durable Goods (--%)
---------------------------------------------------------------------------------------------------------
       100,000   Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                           89,250
       165,000   Selmer Co., Inc. sr. sub. notes 11s, 2005                                        178,200
                                                                                           --------------
                                                                                                  267,450

Consumer Non Durables (--%)
---------------------------------------------------------------------------------------------------------
       460,000   Coty Inc. gtd. sr. sub. notes 10 1/4s, 2005                                      499,100
        75,000   E&S Holdings Corp. 144A sr. sub. notes 10 3/8s, 2006                              78,469
       180,000   Foamex (L.P.) Capital Corp. sr. sub. deb. 11 7/8s, 2004                          194,850
       600,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                    615,000
                                                                                           --------------
                                                                                                1,387,419

Consumer Services (0.1%)
---------------------------------------------------------------------------------------------------------
        70,000   AmeriKing Inc. sr. notes 10 3/4s, 2006                                            72,800
       100,000   Cablevision Systems Corp. sr. sub. deb. 9 7/8s, 2023                              97,000
       513,750   Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                   559,345
       580,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                              604,650
       490,000   Host Marriott Travel Plazas sr. notes Ser. B, 9 1/2s, 2005                       509,600
        90,000   Rose Hills Acquistion Corp. 144A sr. sub. notes
                   9 1/2s, 2004                                                                    92,700
       325,000   Specialty Retailers, Inc. sr. sub. notes 11s, 2003                               334,750
                                                                                           --------------
                                                                                                2,270,845

Electronics and Electrical Equipment (0.1%)
---------------------------------------------------------------------------------------------------------
       775,000   Amphenol Corp. sr. notes 10.45s, 2001                                            843,316
       110,000   Celestica International Ltd. 144A sr. sub. notes
                   10 1/2s, 2006 (India)                                                          118,250
       133,984   Cirent Semiconductor sr. sub. notes 10.22s, 2002                                 133,984
       134,534   Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                            134,534
       350,000   Health O Meter Products, Inc. sr. sub. notes 13s, 2002                           382,375
       625,000   International Semi-Tech. Corp. sr. secd. disc. notes
                   stepped-coupon zero % (11 1/2s, 8/15/00),
                   2003 (Canada) ++                                                               368,750
       190,000   Motors and Gears Inc. 144A sr. notes Ser. A, 10 3/4s, 2006                       195,700
                                                                                           --------------
                                                                                                2,176,909

Entertainment (0.8%)
---------------------------------------------------------------------------------------------------------
       145,000   Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                    155,150
       425,000   Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                        354,875
       375,000   Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000 +                             262,500
       470,000   Casino America, Inc. sr. notes 12 1/2s, 2003                                     462,950
       155,000   Casino Magic of Louisiana Corp. 144A 1st mtge. 13s, 2003                         155,000
       850,000   Coast Hotels & Casinos, Inc. company guaranty
                   Ser. B, 13s, 2002                                                              945,625
       475,000   Empress River Casino sr. notes 10 3/4s, 2002                                     510,625
       625,000   Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                      640,625
       325,000   Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                   316,875
       685,000   Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                         678,150
       500,000   Mohegan Tribal Gaming sr. secd. notes,
                   Ser. B, 13 1/2s, 11/15/02                                                      662,500
     6,240,000   News America Holdings, Inc. deb. 7.7s, 2025                                    5,839,205
       500,000   Players International Inc. sr. notes 10 7/8s, 2005                               512,500
       935,000   Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                1,049,538
       790,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                                        537,200
       975,000   Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                    933,563
       295,000   Cinemark USA Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                            300,163
     2,120,000   Time Warner Entertainment Co. notes 8 7/8s, 2012                               2,304,673
     6,120,000   Time Warner Entertainment Co. deb. 7 1/4s, 2008                                5,954,882
       475,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                               458,375
       625,000   Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                           715,625
     1,350,000   Viacom International, Inc. sub. deb. 8s, 2006                                  1,309,500
                                                                                           --------------
                                                                                               25,060,099

Environmental Control (--%)
---------------------------------------------------------------------------------------------------------
       195,000   Allied Waste Industries, Inc. 144A sr. sub. notes
                   10 1/4s, 2006                                                                  207,675

Food and Beverages (0.1%)
---------------------------------------------------------------------------------------------------------
       445,000   Canandaigua Wine Co. 144A sr. sub. notes 8 3/4s, 2003                            442,775
       225,000   Chiquita Brands sr. notes 9 5/8s, 2004                                           231,750
       580,000   Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                         623,500
     1,585,000   RJR Nabisco, Inc. notes 8 3/4s, 2005                                           1,607,729
       250,000   Specialty Foods Corp. sr. notes Ser. B, 10 1/4s, 2001                            237,500
       595,000   Stater Brothers sr. notes 11s, 2001                                              642,600
                                                                                           --------------
                                                                                                3,785,854

Health Care (0.4%)
---------------------------------------------------------------------------------------------------------
     2,320,000   Columbia Healthcare Corp. deb. 8.36s, 2024                                     2,555,434
       280,000   Genesis Health Ventures, Inc. 144A sr. sub. notes
                   9 1/4s, 2006                                                                   287,000
       265,000   IMED Corp. sr. sub. notes 9 3/4s, 2006                                           270,300
       525,000   Integrated Health Services sr. sub. notes 10 3/4s, 2004                          559,125
       115,000   Integrated Health Services sr. sub. notes 9 5/8s, 2002                           118,450
       315,000   Magellan Health Services, Inc. sr. sub. deb.
                   Ser. A, 11 1/4s, 2004                                                          347,288
       900,000   Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                               976,500
       525,000   Paracelsus Healthcare sr. sub. notes 10s, 2006                                   509,250
       330,000   Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                               334,538
       150,000   Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                    156,000
     4,160,000   Tenet Healthcare Corp. sr. notes 8s, 2005                                      4,160,000
                                                                                           --------------
                                                                                               10,273,885

Insurance and Finance (2.2%)
---------------------------------------------------------------------------------------------------------
       130,000   Aames Financial Corp. sr. notes 9 1/8s, 2003                                     132,600
       625,000   AIM Management Group sr. secd. notes 9s, 2003                                    671,875
     1,500,000   AMBAC Indemnity Corp. deb. 9 3/8s, 2011                                        1,785,090
        90,000   Colonial Capital Trust I 144A company guaranty
                   8.92s, 2027                                                                     91,308
     2,810,000   Conseco Inc. sr. notes 10 1/2s, 2004                                           3,314,817
       820,000   Contifinancial Corp. sr. notes 8 3/8s, 2003                                      836,400
     2,905,000   Discover Credit Corp. med. term notes 9.07s, 2012                              3,344,410
        90,000   Dollar Financial Group Inc. 144A sr. notes
                   10 7/8s, 2006                                                                   93,600
     4,600,000   Executive Risk Capital Trust 144A company guaranty
                   8 5/8s, 2027                                                                 4,600,000
     1,880,000   First Financial Caribbean Corp. sr. notes 7.84s, 2006                          1,883,553
     6,615,000   Ford Motor Credit Corp. notes 8.2s, 2002                                       7,023,476
       100,000   Imperial Credit Industries, Inc. 144A sr. notes 9 7/8s, 2007                     102,000
       205,000   Investors Capital Trust, Inc. PLC 144A deb. 9.77s, 2027
                   (United Kingdom)                                                               205,000
     6,225,000   Lehman Bros. Holdings, Inc. med. term notes 6.4s, 1999                         6,183,915
     3,775,000   Markel Capital Trust I 144A company guaranty
                   8.71s, 2046                                                                  3,832,833
       110,000   Olympic Financial Ltd. sr. notes 13s, 2000                                       124,300
     2,000,000   Orion Capital Corp. sr. notes 9 1/8s, 2002                                     2,199,300
       100,000   Outsourcing Solutions Inc. 144A sr. sub. notes 11s, 2006                         106,000
     4,825,000   Phoenix Home Life Mutual Insurance Co.
                   144A notes 6.95s, 2006                                                       4,702,735
       325,000   Phoenix Re Corp. sr. notes 9 3/4s, 2003                                          350,269
       575,000   Primark Corp. sr. notes 8 3/4s, 2000                                             588,656
       535,000   Reliance Group Holdings, Inc. sr. notes 9s, 2000                                 551,050
       255,000   Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                         267,750
     3,450,000   Salton Sea Funding Corp. company guaranty
                   Ser. E, 8.3s, 2011                                                           3,557,123
     5,225,000   Sampoerna International Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                            5,278,452
     3,195,000   Southern Investments Service Co. sr. notes 6.8s, 2006
                   (United Kingdom)                                                             3,110,556
     5,270,000   Tig Capital Trust I 144A bonds 8.597s, 2027                                    5,289,763
     4,745,000   Trenwick Capital Trust I 144A bonds 8.82s, 2037                                4,863,625
                                                                                           --------------
                                                                                               65,090,456

Lodging (--%)
---------------------------------------------------------------------------------------------------------
       547,000   John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                               541,530

Medical Supplies and Devices (--%)
---------------------------------------------------------------------------------------------------------
       150,000   Dade International, Inc. sr. sub. notes
                   Ser. B, 11 1/8s, 2006                                                          162,000
       625,000   Graphic Controls Corp. sr. sub. notes
                   Ser. A, 12s, 2005                                                              692,188
       250,000   Wright Medical Technology, Inc. sr. secd. notes
                   Ser. B, 10 3/4s, 2000                                                          252,500
                                                                                           --------------
                                                                                                1,106,688

Metals and Mining (0.3%)
---------------------------------------------------------------------------------------------------------
       180,000   AK Steel Corp. 144A sr. notes 9 1/8s, 2006                                       184,050
       895,000   Maxxam Group Holdings Inc. 144A sr. notes 12s, 2003                              915,138
     3,765,000   Noranda Inc. notes 7s, 2005 (Canada)                                           3,696,477
     3,870,000   PT Alatief Freeport sr. notes 9 3/4s, 2001 (Indonesia)                         4,216,210
       115,000   Renco Metals, Inc. sr. notes 11 1/2s, 2003                                       120,750
       120,000   Royal Oak Mines Inc. company guaranty
                   Ser. B, 11s, 2006 (Canada)                                                     118,800
       265,000   WCI Steel, Inc. 144A sr. notes 10s, 2004                                         272,950
                                                                                           --------------
                                                                                                9,524,375

Motion Picture Distribution (--%)
---------------------------------------------------------------------------------------------------------
       665,000   Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                              724,850
       140,000   Cobb Theatres LLC company guaranty 10 5/8s, 2003                                 147,525
       100,000   United Artists notes 11 1/2s, 2002                                               105,125
                                                                                           --------------
                                                                                                  977,500

Oil and Gas (0.8%)
---------------------------------------------------------------------------------------------------------
       145,000   Abraxas Petrolem Corp. 144A sr. notes 11 1/2s, 2004                              156,600
       250,000   Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                     276,875
       100,000   Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                  108,125
       150,000   Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                   154,875
        95,000   CIA Naviera Perez Companc S.A. 144A bonds
                   9s, 2004 (Argentina)                                                            95,000
        50,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                     53,000
     2,440,000   El Paso Natural Gas Co. deb. 7 1/2s, 2026                                      2,404,156
       135,000   Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                     160,988
       265,000   Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                 281,563
       145,000   Forcenergy, Inc. sr. sub. notes 9 1/2s, 2006                                     150,800
     3,205,000   Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006
                   (Canada)                                                                     3,317,175
       100,000   HS Resources, Inc. 144A sr. sub. notes 9 1/4s, 2006                              102,000
     3,920,000   Husky Oil Ltd. deb. 7.55s, 2016 (Canada)                                       3,874,097
       130,000   Kelley Oil & Gas Corp. 144A sr. sub. notes 10 3/8s, 2006                         137,800
       250,000   Maxus Energy Corp. global notes 9 7/8s, 2002                                     260,000
       150,000   Maxus Energy Corp. med. term notes 10.83s, 2004                                  164,250
       550,000   Maxus Energy Corp. notes 9 1/2s, 2003                                            566,500
       100,000   Maxus Energy Corp. notes 9 3/8s, 2003                                            104,250
       155,000   Parker Drilling Co. 144A company guaranty 9 3/4s, 2006                           162,750
     3,000,000   Petro-Canada deb. 9 1/4s, 2021 (Canada)                                        3,574,140
     1,915,000   Petroliam Nasional Berhad 144A notes
                   7 5/8s, 2026 (Malaysia)                                                      1,923,369
     4,140,000   Petroliam Nasional Berhad 144A notes
                   7 1/8s, 2005 (Malaysia)                                                      4,140,207
        65,000   Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                            69,875
       694,000   Transtexas Gas Corp. sr. disc. notes stepped-coupon
                   zero %, (13 1/4s, 12/16/01), 2003 ++                                           437,220
       435,000   Transtexas Gas Corp. sr. secd. notes 11 1/2s, 2002                               477,413
       550,000   Triton Energy sr. sub. disc. notes 9 3/4s, 2000                                  577,500
        40,000   Vintage Petroleum, Inc. sr. sub. notes 8 5/8s, 2009                               39,663
                                                                                           --------------
                                                                                               23,770,191

Packaging and Containers (0.1%)
---------------------------------------------------------------------------------------------------------
        75,000   Amtrol, Inc. 144A sr. sub. notes 10 5/8s, 2006                                    77,625
        75,000   Ivex Holdings Corp. sr. disc. deb. stepped-coupon zero %
                   (13 1/4s, 3/15/00), 2005 ++                                                     60,000
       900,000   Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                974,250
       250,000   Owens Illinois, Inc. deb. 11s, 2003                                              278,125
       165,000   Owens Illinois, Inc. sr. sub. notes 9 3/4s, 2004                                 174,075
       105,000   Printpack, Inc. 144A sr. notes 9 7/8s, 2004                                      109,725
        90,000   Radnor Holdings Corp. 144A sr. notes 10s, 2003                                    91,575
     1,015,000   Riverwood International company guaranty 10 7/8s, 2008                           877,975
        90,000   US Can Corp. 144A sr. sub. notes 10 1/8s, 2006                                    94,500
                                                                                           --------------
                                                                                                2,737,850

Paper and Forest Products (0.2%)
---------------------------------------------------------------------------------------------------------
       135,000   APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                  146,644
       975,000   Doman Industries Ltd. sr. notes 8 3/4s, 2004 (Canada)                            921,375
       300,000   Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                          321,750
       365,000   Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                          390,550
       325,000   Rainy River Forest Products, Inc. sr. notes 10 3/4s, 2001
                   (Canada)                                                                       351,813
     1,150,000   Repap New Brunswick sr. notes 10 5/8s, 2005
                   (Canada)                                                                     1,135,625
       550,000   Stone Consolidated Corp. sr. notes 10 1/4s, 2000 (Canada)                        581,625
       500,000   Stone Container Corp. sr. notes 11 7/8s, 2016 (Canada)                           535,000
                                                                                           --------------
                                                                                                4,384,382

Publishing (--%)
---------------------------------------------------------------------------------------------------------
       925,000   American Media Operation, Inc. sr. sub. notes
                   11 5/8s, 2004                                                                  989,750

REITs (0.4%)
---------------------------------------------------------------------------------------------------------
     1,015,000   American Health Properties, Inc. notes 7 1/2s, 2007                            1,007,070
       760,000   American Health Properties, Inc. notes 7.05s, 2002                               754,063
     1,685,000   Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                    1,590,674
     4,255,000   Meditrust med. term notes 7.3s, 2006                                           4,195,898
       750,000   Prime Hospitality Corp. 1st mtge. 9 1/4s, 2006                                   757,500
     3,050,000   Sun Communities, Inc. sr. notes 7 5/8s, 2003                                   3,099,837
       645,000   Tanger Properties (L.P.) gtd. notes 8 3/4s, 2001                                 645,206
                                                                                           --------------
                                                                                               12,050,248

Retail (0.4%)
---------------------------------------------------------------------------------------------------------
       470,000   Brylane (L.P.) sr. sub. notes 10s, 2003                                          486,450
     3,035,000   Federated Department Stores sr. notes 8 1/2s, 2003                             3,160,953
       475,000   Finlay Enterprises, Inc. sr. notes 10 5/8s, 2003                                 503,500
       325,000   Loehmanns, Inc. sr. notes 11 7/8s, 2003                                          351,000
       725,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                       768,500
       350,000   Phar-Mor, Inc. sr. notes 11.72s, 2002                                            367,500
       500,000   Safeway, Inc. med. term notes 8.57s, 2003                                        526,300
     2,000,000   Sears, Roebuck & Co. med. term notes 9.1s, 2012                                2,322,440
     1,090,000   Southland Corp. 1st priority sr. sub. deb. 5s, 2003                              893,800
       300,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                                        229,500
       120,000   Supermercados Norte 144A bonds 10 7/8s, 2004
                   (Argentina)                                                                    121,500
       575,000   Waban, Inc. sr. sub. notes 11s, 2004                                             638,250
                                                                                           --------------
                                                                                               10,369,693

Specialty Consumer Products (--%)
---------------------------------------------------------------------------------------------------------
       125,000   Genesco, Inc. sr. notes 10 3/8s, 2003                                            128,125
       225,000   Herff Jones, Inc. sr. sub. notes 11s, 2005                                       239,625
       320,000   Sassco Fashions Ltd. 144A notes 12 3/4s, 2003                                    315,200
                                                                                           --------------
                                                                                                  682,950

Telecommunications (0.7%)
---------------------------------------------------------------------------------------------------------
     4,810,000   360 Communications Co. sr. notes 7 1/2s, 2006                                  4,794,223
     1,100,000   Arch Communications Group sr. disc.
                   notes stepped-coupon zero % (10 7/8s, 3/15/01),
                   2008 ++                                                                        602,250
     1,005,000   Call-Net Enterprises sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 12/1/99), 2004 (Canada)++                                     834,150
       165,000   CCPR Services, Inc. 144A company guaranty 10s, 2007                              165,206
       250,000   Cencall Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 1/8s, 1/15/99), 2004 ++                              175,625
       700,000   Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                 686,000
       910,000   Dial Call Communications, Inc. sr. disc. notes
                   Ser. B stepped-coupon zero % (10 1/4s, 12/15/98),
                   2005 ++                                                                        639,275
     1,825,000   Dial Call Communications, Inc. sr. disc. notes stepped-
                   coupon zero % (12 1/4s, 4/15/99), 2004 ++                                    1,377,875
       335,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                  366,825
       105,000   Frontiervision Operating Partners L.P. sr. sub. notes
                   11s, 2006                                                                      108,150
       330,000   Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                         336,600
       700,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                         444,500
     1,000,000   Intermedia Communications, Inc. sr. disc. notes stepped-
                   coupon zero % (12 1/2s, 5/15/01), 2006 ++                                      675,000
       250,000   Intermedia Communications, Inc. sr. notes
                   Ser. B, 13 1/2s, 2005                                                          284,375
       520,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                     442,000
     2,300,000   MFS Communications sr. disc. notes stepped-coupon
                   zero % (8 7/8s, 1/1/01), 2006 ++                                             1,690,500
     1,490,000   MFS Communications sr. disc. notes stepped-coupon
                   zero % (9 3/8s, 1/15/99), 2004 ++                                            1,300,025
       850,000   Millicom International Cellular S.A. sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) ++                          554,625
       705,000   Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                          690,900
     1,800,000   NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (9 3/4s, 2/15/99), 2004 ++                             1,269,000
       850,000   NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/2s, 9/1/98), 2003 ++                               684,250
       700,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                          724,500
       215,000   Orbcomm Global Capital Corp. sr. notes
                   Ser. B, 14s, 2004                                                              218,763
       325,000   Paging Network, Inc. sr. sub. notes 10s, 2008                                    326,625
       600,000   Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                               628,500
        80,000   Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                         74,400
     1,545,000   Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                             1,058,325
        85,000   TV Azteca, S.A. 144A sr. notes 10 1/2s, 2007 (Mexico)                             85,000
                                                                                           --------------
                                                                                               21,237,467

Textiles (--%)
---------------------------------------------------------------------------------------------------------
        75,000   Collins & Aikman Corp. 144A sr. sub. notes 10s, 2007                              76,125
       245,000   Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                      257,250
       250,000   Tultex Corp. sr. notes 10 5/8s, 2005                                             268,125
                                                                                           --------------
                                                                                                  601,500

Transportation (0.3%)
---------------------------------------------------------------------------------------------------------
        55,000   Atlantic Express Transportation Corp. company guaranty
                   Ser. AI, 10 3/4s, 2004                                                          56,513
       115,000   Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                          120,750
     4,275,000   Burlington Northern Santa Fe notes 6 3/8s, 2005                                4,072,835
       785,000   Consorcio/MCII Holdings sec. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                                667,250
       550,000   Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,
                   2003 (Greece)                                                                  551,375
       235,000   Greenwich Air Services, Inc. sr. notes 10 1/2s, 2006                             251,450
       350,000   International Shipholding Corp. sr. notes 9s, 2003                               358,312
       100,000   Newport News Shipbuilding 144A sr. notes 8 5/8s,
                 2006                                                                             103,000
        90,000   Newport News Shipbuilding 144A sr. sub. notes
                   9 1/4s, 2006                                                                    93,600
     2,000,000   Southwest Airlines Co. deb. 7 7/8s, 2007                                       2,105,060
       300,000   Viking Star Shipping sr. secd. notes 9 5/8s, 2003                                313,875
                                                                                           --------------
                                                                                                8,694,020

Utilities (2.4%)
---------------------------------------------------------------------------------------------------------
       330,000   AES China Generating Co. sr. notes 10 1/8s, 2006
                   (China)                                                                        343,200
     2,705,000   Arizona Public Service Co. sr. notes 6 3/4s, 2006                              2,641,081
     4,035,000   California Energy Corp. disc. notes 10 1/4s, 2005                              4,317,450
     2,615,000   Citizens Utilities Co. bonds 7.68s, 2034                                       2,850,324
     1,195,000   Commonwealth Edison notes 7 3/8s, 2004                                         1,197,988
     2,345,000   Connecticut Light & Power Co. 1st mtge.
                   Ser. A, 7 7/8s, 2001                                                         2,373,750
     1,160,000   Edison Mission Energy 144A company guaranty
                   7.33s, 2008                                                                  1,161,450
     4,835,000   EIP Funding-Public Service Co. of New Mexico deb.
                   10 1/4s, 2012                                                                5,310,426
     6,040,000   El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                            6,126,432
       400,000   El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                417,836
       200,000   Empresa Distribuidora Norte 144A notes 9 3/4s,
                   2001 (Argentina)                                                               207,000
     2,810,000   Enersis S.A. ADR notes 7.4s, 2016 (Chile)                                      2,731,713
     2,970,000   Enersis S.A. ADR notes 6.6s, 2026 (Chile)                                      2,903,116
       240,000   First PV Funding deb. 10.15s, 2016                                               254,400
       183,000   First PV Funding deb. Ser. 86A, 10.3s, 2014                                      194,438
        65,000   Hidro Pierda Aguila 144A bonds 10 5/8s, 2001
                   (Argentina)                                                                     67,925
     1,620,000   Illinova Corp. notes 7 1/8s, 2004                                              1,609,940
     3,745,000   Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006
                   (Israel)                                                                     3,712,493
       135,000   Long Island Lighting Co. deb. 9s, 2022                                           144,140
       230,000   Long Island Lighting Co. refunding mtge. notes 9 3/4s,
                 2021                                                                            236,900
     2,194,955   Midland Cogeneration Ventures deb. 10.33s, 2002                                2,332,141
       365,000   Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                 407,293
        90,000   Niagara Mohawk Power Corp. 1st mtge. 7 3/4s, 2006                                 85,646
       675,000   Niagara Mohawk Power Corp. med. term notes 9.95s,
                 2000                                                                             668,250
     1,133,807   Northeast Utilities System notes Ser. A, 8.58s, 2006                           1,075,983
     4,194,667   Northeast Utilities System notes Ser. B, 8.38s, 2005                           4,149,784
     1,750,000   Ras Laffan Natural Gas 144A sec. notes 8.294s, 2014
                   (Qatar)                                                                      1,770,234
     3,440,000   Ras Laffan Natural Gas 144A sec. notes 7.628s, 2006
                   (Qatar)                                                                      3,470,100
       250,000   Texas New-Mexico Power Utilities deb. 12 1/2s, 1999                              273,058
     3,925,000   Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                        4,128,158
     4,100,000   Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                         4,079,992
     5,095,000   Texas Utilities Electric Capital Trust V company guaranty
                   8.175s, 2037                                                                 5,056,788
     4,230,000   US West Capital Funding, Inc. company guaranty
                   6.95s, 2037                                                                  4,225,728
                                                                                           --------------
                                                                                               70,525,157
                                                                                           --------------
                 Total Corporate Bonds and Notes
                   (cost $376,078,262)                                                     $  383,114,683

FOREIGN GOVERNMENT BONDS AND NOTES (2.4%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
AUD 17,260,000   Australia (Government of) bonds 7 1/2s, 2005                              $   13,247,661
CAD 16,080,000   Canada (Government of) bonds 4s, 1999                                         11,859,731
USD  8,025,000   Quebec (Province of) deb. Ser. NN, 7 1/8s,
                 2024                                                                           7,567,094
USD 32,720,000   Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan 144A
                   8s, 2020+##+++                                                              18,895,800
ZAR 41,480,000   South Africa (Republic of) bonds
                   Ser. 153, 13s, 2010                                                          7,870,144
GBP  7,175,000   United Kingdom Exchequer foreign
                   government guaranty 9 3/4s, 1998                                            11,844,068
                                                                                           --------------
                 Total Foreign Government Bonds and Notes
                   (cost $70,455,174)                                                      $   71,284,498

BRADY BONDS (1.6%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
$   12,176,500   Argentina (Republic of) FRB 6 5/8s, 2005                                  $   10,928,409
    20,520,000   United Mexican States FRB Ser. D, 6.352s, 2019                                18,673,200
    20,750,000   Venezuela (Government of) FRN 6 1/2s, 2007                                    18,752,813
                                                                                           --------------
                 Total Brady Bonds (cost $46,756,296)                                      $   48,354,422

COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
                 Chase Mortgage Finance Corp.
$    1,842,286     Ser. 93-3, Class B13, 7.461s, 2024                                      $    1,145,096
     2,202,992     Ser. 94-G, Class B2, 7s, 2025                                                2,057,044
     1,374,566   GE Capital Mortgage Services, Inc. Ser. 94-12, Class
                   B3, 6s, 2009                                                                 1,156,784
                 Housing Securities Inc.
     1,568,563     Ser. 91-B, Class B6, 9s, 2006                                                1,566,848
     1,369,695     Ser. 93-F, Class F9M2, 7s, 2023                                              1,259,692
       272,536     Ser. 93-J, Class J4, 6.66s, 2009                                               234,977
       147,601     Ser. 93-J, Class J5, 6.66s, 2009                                               106,226
       240,450     Ser. 94-1, Class AB1, 6 1/2s, 2009                                             204,383
                 Prudential Home Mortgage Securities
     2,965,885     Ser. 92-25, Class B3, 8s, 2022 +                                             2,875,054
     1,218,852     Ser. 92-13, Class B3, 7 1/2s, 2007                                           1,090,682
     1,628,220     Ser. 93-36, Class M, 7 1/4s, 2023                                            1,571,741
     3,853,624     Ser. 93-D, Class 2B, 7.108s, 2023                                            3,532,087
     2,030,446     Ser. 93-E, Class 5B, 7.393s, 2023                                            1,456,845
       322,332     Ser. 94-31, Class B3, 8s, 2009                                                 293,927
     1,179,244     Ser. 95-D, Class 5B, 7.54s, 2024                                               862,322
                 Prudential Home Mortgage Securities 144A
     3,486,575     Ser. 94-A, Class 4B, 6.802s, 2024                                            3,155,351
     1,203,084     Ser. 94-D, Class B4, 6.312s, 2009                                            1,028,156
     4,630,696     Ser. 95-C, Class B1, 7.815s, 2001                                            4,617,672
     3,659,523   Residential Funding Mortgage Securities
                   Ser. 93-MZ3, Class A1, 6.97s, August 30, 2023                                3,579,471
                 Ryland Mortgage Securities Corp.
     1,963,636     Ser. 94-7C, Class B1, 7.358s, 2025                                           1,879,568
     1,386,976     Ser. 94-7C, Class B2, 7.358s, 2025                                           1,301,590
     4,268,646   Securitized Asset Sales, Inc. Ser. 93-J, Class
                   2B, 6.807s, 2023                                                             3,935,158
       529,005   Travelers Mortgage Securities Corp. coll. oblig.
                   Ser. 1, Class Z2, 12s, 2014                                                    605,050
                                                                                           --------------
                 Total Collateralized Mortgage Obligations
                   (cost $37,781,792)                                                       $  39,515,724

CONVERTIBLE PREFERRED STOCKS (0.5%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
       421,000   Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                          $   11,524,875
         5,000   Granite Broadcasting $1.938 cv. pfd.                                             274,375
        77,000   K mart Financing I $3.875 cv. pfd.                                             3,927,000
                                                                                           --------------
                 Total Convertible Preferred Stocks (cost $13,824,015)                      $  15,726,250

CONVERTIBLE BONDS AND NOTES (0.3%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
     $ 155,000   Argosy Gaming cv. sub. notes 12s, 2001                                     $      83,700
       835,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                   512,481
       100,000   Integrated Device Technology, Inc. cv. sub. notes
                   5 1/2s, 2002                                                                    85,625
        45,000   National Semiconductor cv. deb. 6 1/2s, 2002                                      44,381
       400,000   Toyota Motor Corp. cv. deb. 1.2s, 1998                                         5,335,528
     3,219,000   WMX Technologies, Inc. cv. sub. notes 2s, 2005                                 3,154,620
                                                                                           --------------
                 Total Convertible Bonds and Notes (cost $8,216,546)                        $   9,216,335

PREFERRED STOCKS (0.2%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
           750   American Radio Systems Corp. 144A $11.375 pfd.                             $      74,625
        13,159   Cablevision Systems Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]            1,200,759
        30,000   California Federal Bancorp Inc. Ser. A, $2.28 pfd.                               742,500
         2,300   Chancellor Radio Broadcasting 144A $12.00 pfd.                                   230,863
         6,310   Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                    332,853
        11,662   El Paso Electric Co. $11.40 pfd. [2 DBL. DAGGERS]                              1,271,158
           265   Fresenius Medical Care $9.00 trust pfd.                                          270,300
         7,171   K-III Communications Ser. B, $11.625 pfd. [2 DBL. DAGGERS]                       709,929
        37,000   Public Service Co. of New Hampshire $2.65
                   1st mtge. pfd.                                                                 925,000
         4,550   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                     455,000
         1,123   Time Warner Inc. Ser. M, $10.25 pfd. [2 DBL. DAGGERS]                          1,227,086
                                                                                           --------------
                 Total Preferred Stocks (cost $7,468,719)                                   $   7,440,073

UNITS (--%)*
NUMBER OF UNITS                                                                                     VALUE
---------------------------------------------------------------------------------------------------------
           100   AmeriKing, Inc. pfd. units zero %, 2008                                    $     111,000
           210   Colt Telecommunications Group PLC units
                   stepped-coupon zero % (12s, 12/15/01), 2006
                   (United Kingdom) ++                                                            130,725
           205   Esat Holdings Ltd. 144A units stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 (Ireland)++                                            115,825
           335   Fitzgerald Gaming Co. units 13s, 2002                                            268,000
            30   Intercel, Inc. units stepped-coupon zero %
                   (12s, 2/1/01), 2006 ++                                                         204,750
         5,870   Nextlink Communications 144A pfd. units zero %
                   (14s, 2/1/02), 2009 [2 DBL. DAGGERS]++                                         294,234
           495   Wireless One Inc. units stepped-coupon zero %
                   (13 1/2s, 8/1/01) 2006 ++                                                      240,075
                                                                                           --------------
                 Total Units (cost $1,372,269)                                              $   1,364,609

WARRANTS (--%)* +(cost $2500)                                                EXPIRATION
NUMBER OF WARRANTS                                                                 DATE             VALUE
---------------------------------------------------------------------------------------------------------
           250   Intermedia Communications, Inc. 144A                            6/1/00     $       8,750

SHORT-TERM INVESTMENTS (6.4%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
    30,000,000   Asset Securitization Coop. Corp. effective yield of 5.33%,
                   February 27, 1997                                                        $  29,884,517
    30,000,000   Corporate Receivables Corp. effective yield of 5.36%,
                   April 18, 1997                                                              29,659,267
    25,000,000   Falcon Asset Securitization Corp. effective yield of
                   5.33%, February 6, 1997                                                     24,981,493
    25,000,000   Federal Home Loan Bank effective yield of 5.23%,
                   March 6, 1997                                                               24,880,145
    20,000,000   Fed Home Loan Mortgage Corp. effective yield of
                   5.33%, February 7, 1997                                                     19,982,233
    20,000,000   Preferred Receivables Funding Corp. effective yield
                   of 5.42%, February 19, 1997                                                 19,945,799
    43,358,000   Interest in $667,115,000 joint repurchase agreement
                   dated January 31, 1997 with UBS Securities due
                   February 3, 1997 with respect to various U.S.
                   Treasury obligations -- maturity value of                                  $43,378,089
                   for an effective yield of 5.56%                                             43,364,696
                                                                                           --------------
                 Total Short-Term Investments (cost $192,712,809)                          $  192,698,150
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,702,045,587)***                                $3,076,220,498
---------------------------------------------------------------------------------------------------------


*   Percentages indicated are based on net assets of $2,992,456,873.

*** The aggregate identified cost on a tax basis is $2,706,694,552, resulting in gross unrealized appreciation and depreciation of $393,764,054 and $24,238,108, respectively, or net unrealized appreciation of $369,525,946.

+   Non-income-producing security.

++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

+++ A portion of the income will be received in additional securities.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

# A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 1997.

##  When-issued securities (Note 1).

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR after the name of a foreign holding stands for American
    Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

    TBA after the name of a security represents to be announced securities (Note 1).

    The rate shown on Floating Rate Bonds (FRBs) and Floating Rate Notes
    (FRNs) are the current interest rates shown at January 31, 1997, which are subject to change based on the terms of the security.



----------------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 1997
                                              Aggregate Face  Expiration     Unrealized
                                Total Value       Value         Date        Depreciation
----------------------------------------------------------------------------------------
U.S. Treasury Bonds (Short)     $16,715,625    $ 17,296,875     Mar 97        $ (581,250)
U.S. Treasury Bonds (Long)       36,311,172      36,094,434     Mar 97          (216,738)
----------------------------------------------------------------------------------------
                                                                              $ (797,988)
----------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at January 31, 1997
(aggregate face value $52,827,611)

                                   Market      Aggregate Face    Delivery    Unrealized
                                   Value           Value          Date      Appreciation
----------------------------------------------------------------------------------------
Australian Dollars              $13,145,847   $  13,621,165       Mar 97      $  475,318
British Pounds                   11,439,888      11,650,175       Mar 97         210,287
Deutschemarks                    22,060,852      23,466,968       Mar 97       1,406,116
Japanese Yen                         40,518          46,962       Jul 97           6,444
Japanese Yen                      3,510,535       4,042,341       Jan 98         531,806
----------------------------------------------------------------------------------------
                                                                              $2,629,971
----------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at January 31, 1997
(aggregate face value $38,704,752)
                                                                              Unrealized
                                   Market      Aggregate Face    Delivery   Appreciation/
                                   Value           Value          Date     (Depreciation)
----------------------------------------------------------------------------------------
Canadian Dollars                $16,416,580   $  16,416,006       Mar 97      $      574
Deutschemarks                    22,206,966      22,288,746       Mar 97         (81,780)
----------------------------------------------------------------------------------------
                                                                              $  (81,206)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,702,045,587) (Note 1)                                            $3,076,220,498
---------------------------------------------------------------------------------------------------
Cash                                                                                        815,534
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        19,611,786
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   16,512,270
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           70,481,634
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                              14,031
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            2,641,839
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            591,005
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,186,888,597

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        185,156,596
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,717,545
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,576,292
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  808,460
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                30,412
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7,966
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      987,028
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                  93,074
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                               470,136
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      584,215
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       194,431,724
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,992,456,873

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,561,955,281
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              4,662,037
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                           49,915,403
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       375,924,152
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,992,456,873

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,976,817,686 divided by 117,103,355 shares)                                       $        16.88
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.88)*                              $        17.91
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($629,663,899 divided by 37,538,167 shares)**                                        $        16.77
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($107,805,962 divided by 6,427,277 shares)                                           $        16.77
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.77)*                              $        17.38
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($278,169,326 divided by 16,453,340 shares)                                          $        16.91
---------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $ 36,088,099
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $5,547)                                                23,054,544
--------------------------------------------------------------------------------------------------
Total investment income                                                                 59,142,643
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         6,762,584
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           3,293,491
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           50,831
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            11,885
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,165,199
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,659,856
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      293,424
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     71,525
--------------------------------------------------------------------------------------------------
Registration fees                                                                          190,000
--------------------------------------------------------------------------------------------------
Auditing                                                                                    30,852
--------------------------------------------------------------------------------------------------
Legal                                                                                       17,813
--------------------------------------------------------------------------------------------------
Postage                                                                                    127,122
--------------------------------------------------------------------------------------------------
Other                                                                                       52,321
--------------------------------------------------------------------------------------------------
Total expenses                                                                          15,726,903
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (594,697)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            15,132,206
--------------------------------------------------------------------------------------------------
Net investment income                                                                   44,010,437
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        90,141,305
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          2,359,814
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                               (741,380)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     3,102,290
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period               219,753,871
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                314,615,900
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $358,626,337
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   44,010,437     $   71,656,189
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            91,759,739        135,274,116
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            222,856,161         15,062,707
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    358,626,337        221,993,012
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (37,690,673)       (45,601,237)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (9,853,014)        (9,159,784)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (1,525,336)          (712,551)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (5,642,920)        (7,086,721)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (92,386,950)       (45,185,859)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (29,105,446)       (10,868,927)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (4,503,492)          (596,616)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (13,502,169)        (6,792,626)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       620,452,814        688,998,591
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            784,869,151        784,987,282
----------------------------------------------------------------------------------------------------------------------
Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,207,587,722      1,422,600,440
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $4,662,037 and $15,363,543, respectively)                                  $2,992,456,873     $2,207,587,722
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


                                                                         Six months                         December 1, 1994
                                                                           ended                Year         (commencement
                                                                         January 31            ended          of operations)
                                                                        (Unaudited)           July 31          to July 31
                                                                      ------------------------------------------------------
                                                                           1997                1996              1995
                                                                      ------------------------------------------------------
                                                                                              Class M
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $15.74               $14.84               $12.77
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .26                  .55                  .31
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       2.02                 1.50                 2.03
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.28                 2.05                 2.34
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.34)                (.52)                (.27)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (.91)                (.63)                  --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.25)               (1.15)                (.27)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $16.77               $15.74               $14.84
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           14.87*               14.26                18.52
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $107,806              $49,541               $8,164
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .79*                1.50                  .93
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.51*                3.50                 2.53
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     109.55*              119.44               102.57
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                           $.0485
----------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                         Six months
                                                                           ended
                                                                         January 31
                                                                        (Unaudited)               Year ended July 31
                                                                      ------------------------------------------------------
                                                                          1997                 1996                1995
                                                                      ------------------------------------------------------
                                                                                              Class Y
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $15.85               $14.92               $13.54
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .31                  .68                  .66
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       2.06                 1.50                 1.63
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.37                 2.18                 2.29
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.40)                (.62)                (.59)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (.91)                (.63)                (.32)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.31)               (1.25)                (.91)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $16.91               $15.85               $14.92
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           15.26*               15.09                18.00
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $278,169             $207,508             $153,597
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .41*                 .70                  .66
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.91*                4.33                 4.78
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     109.55*              119.44               102.57
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                           $.0485
----------------------------------------------------------------------------------------------------------------------------






Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                         April 1, 1994       Six months
                                                                         (commencement          ended
                                                                         of operations)       January 31         Year ended
                                                                          to July 31         (Unaudited)            July 31
                                                                      ------------------------------------------------------
                                                                            1994                 1997                 1996
                                                                      ------------------------------------------------------
                                                                         Class Y                          Class B
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 13.21             $  15.74             $  14.83
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .17                  .23                  .51
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .31                 2.03                 1.50
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .48                 2.26                 2.01
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)                (.32)                (.47)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       --                  (.91)                (.63)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.15)               (1.23)               (1.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 13.54             $  16.77               $15.74
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            3.65*               14.69*               13.97
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $71,566             $629,664             $435,278
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .25*                 .91*                1.71
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.34*                1.40*                3.31
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     100.69               109.55*              119.44
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                                                $.0485
----------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                          Year ended July 31
                                                                      ------------------------------------------------------
                                                                           1995                1994                 1993
                                                                      ------------------------------------------------------
                                                                                               Class B
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $13.46               $14.19               $14.22
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .52                  .50                  .56
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.63                 (.12)                 .48
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.15                  .38                 1.04
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.46)                (.49)                (.59)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (.32)                (.62)                (.48)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.78)               (1.11)               (1.07)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.83               $13.46               $14.19
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           16.87                 2.70                 7.87
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $224,166             $151,327              $81,983
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.66                 1.71                 1.66
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     3.81                 3.39                 3.43
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     102.57               100.69                89.22
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)
----------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       April 27, 1992       Six months
                                                                       (commencement           ended
                                                                       of operations)       January 31            Year ended
                                                                        to July 31          (Unaudited)              July 31
                                                                      ------------------------------------------------------
                                                                          1992                  1997                1996
                                                                      ------------------------------------------------------
                                                                          Class B                        Class A
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 13.73           $    15.82           $    14.90
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .13(c)               .30                  .63
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .53                 2.05                 1.50
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .66                 2.35                 2.13
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.17)                (.38)                (.58)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        --                 (.91)                (.63)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.17)               (1.29)               (1.21)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 14.22               $16.88               $15.82
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            4.99*               15.21*               14.75
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $11,946           $1,976,818           $1,515,260
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .55*                 .54*                 .95
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      .84*                1.78*                4.07
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      78.90               109.55*              119.44
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                                            $    .0485
----------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                            Year ended July 31
                                                                      ------------------------------------------------------
                                                                          1995                  1994                 1993
                                                                      ------------------------------------------------------
                                                                                               Class A
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $13.52               $14.24               $14.24
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .63                  .59                  .62
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.63                 (.11)                 .52
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.26                  .48                 1.14
-----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.56)                (.58)                (.66)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (.32)                (.62)                (.48)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.88)               (1.20)               (1.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.90               $13.52               $14.24
-----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           17.73                 3.46                 8.64
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $1,036,674             $913,171             $772,540
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .91                  .95                  .90
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     4.58                 4.15                 4.34
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     102.57               100.69                89.22
-----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)
-----------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       Year ended
                                                                          July 31
                                                             -----------------------
                                                                          1992
                                                             -----------------------
                                                                         Class A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  13.52
------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------
Net investment income                                                         .64
------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.12
------------------------------------------------------------------------------------
Total from investment operations                                             1.76
------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------
Net investment income                                                        (.68)
------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (.36)
------------------------------------------------------------------------------------
Total distributions                                                         (1.04)
------------------------------------------------------------------------------------
Net asset value, end of period                                           $  14.24
------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           13.68
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $622,129
------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.06
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     4.62
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      78.90
------------------------------------------------------------------------------------
Average commission rate paid (d)
------------------------------------------------------------------------------------

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 includes amounts paid through brokerage service and expense offset arrangements.
    Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon, original issue, stepped-coupon and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under Security valuation above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on an annual rate of 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion and 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% of any amount thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $594,697 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,550 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "PensionPlan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $760,990 and $31,497 from the sale of class A and class M shares, respectively and $282,369 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $10,680 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,183,910,320 and $696,050,102, respectively. Purchases and sales of U.S. government obligations aggregated $547,888,248 and $579,153,279, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         January 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      23,394,968    $ 385,486,122
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,182,726      116,726,427
------------------------------------------------------------
                                 30,577,694      502,212,549

Shares
repurchased                      (9,225,988)    (152,255,041)
------------------------------------------------------------
Net increase                     21,351,706    $ 349,957,508
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      34,625,208     $544,315,852
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     5,118,269       78,116,977
------------------------------------------------------------
                                 39,743,477      622,432,829

Shares
repurchased                     (13,576,096)    (213,268,263)
------------------------------------------------------------
Net increase                     26,167,381     $409,164,566
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,497,398     $155,959,526
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,256,209       36,490,940
------------------------------------------------------------
                                 11,753,607      192,450,466

Shares
repurchased                      (1,876,181)     (30,821,786)
------------------------------------------------------------
Net increase                      9,877,426     $161,628,680
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      14,194,836     $222,056,702
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,222,091       18,574,383
------------------------------------------------------------
                                 15,416,927      240,631,085

Shares
repurchased                      (2,872,681)     (44,815,677)
------------------------------------------------------------
Net increase                     12,544,246     $195,815,408
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                       3,200,072      $52,616,514
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       348,522        5,633,629
------------------------------------------------------------
                                  3,548,594       58,250,143

Shares
repurchased                        (269,036)      (4,421,323)
------------------------------------------------------------
Net increase                      3,279,558      $53,828,820
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,783,402      $43,645,026
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        81,817        1,254,544
------------------------------------------------------------
                                  2,865,219       44,899,570

Shares
repurchased                        (267,504)      (4,203,507)
------------------------------------------------------------
Net increase                      2,597,715      $40,696,063
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,463,721      $57,172,463
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,177,384       19,145,059
------------------------------------------------------------
                                  4,641,105       76,317,522

Shares
repurchased                      (1,283,357)     (21,279,716)
------------------------------------------------------------
Net increase                      3,357,748      $55,037,806
------------------------------------------------------------

                                            Year ended
                                          July 31, 1995
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,154,040      $64,937,258
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       908,731       13,879,347
------------------------------------------------------------
                                  5,062,771       78,816,605

Shares
repurchased                      (2,265,107)     (35,494,051)
------------------------------------------------------------
Net increase                      2,797,664      $43,322,554
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II


PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund


PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust


PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania


LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments to help maximize your return and reduce your risk.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio


MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

* Formerly Natural Resources Fund

+ Formerly Overseas Growth Fund

[DBL. DAGGER] Not available in all states.

[SECTION MARK] Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Edward P. Bousa
Vice President and Fund Manager

Kenneth J. Taubes
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of The George Putnam Fund of Boston. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

31265-001/880/242



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
The George Putnam Fund of Boston
Supplement to Semiannual Report dated 1/31/97

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                               NAV

Six months ended 1/31/96                    15.33%
One year ended 1/31 /96                     17.72
Life of class (since 3/31/94)               62.34
Annual average                              18.60
------------------------------------------------------------------------
Share value:                                NAV

7/31/96                                    $15.85
1/31/96                                     16.91
------------------------------------------------------------------------
Distributions:         No.     Income      Capital gains     Total
7/31/96 - 1/31/96       3      $0.397         $0.909         $1.306
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.